Shareholder Report, Line Graph (Details) 196805_Poplar Forest Partners Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 51,724	$ 42,892	$ 40,068	$ 42,483	$ 26,509	$ 30,920	$ 34,628	$ 31,930	$ 28,750	$ 23,750	$ 59,666
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	88,288	64,750	53,241	62,986	48,449	42,075	40,358	34,228	28,858	25,000	$ 103,824
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Total Return
Accumulated Value	$ 63,257	$ 49,512	$ 43,265	$ 48,811	$ 36,153	$ 38,066	$ 36,602	$ 33,442	$ 29,049	$ 25,000	$ 69,230